Credit Risk - Summary of Modification of Loan Terms ( Consumer (Auto) Finance and Other Unsecured Lending) (Detail) - Consumer finance and unsecured lending - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 26	£ 38
Net modification loss	12	20
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	4	5
Credit cards
Disclosure of credit risk exposure [line items]
Amortised cost before modification	18	23
Net modification loss	8	12
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	2	3
Overdrafts
Disclosure of credit risk exposure [line items]
Amortised cost before modification	8	15
Net modification loss	4	8
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 2	£ 2